Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2023
Right-of-Use Assets, Finance Lease Liabilities, Investment in leaseback vessels and Net investment in Sales-type leases [Abstract]
Finance Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending December 31,	Amount
2024	$4,189
2025	24,280
Total	$28,469
Less: Discount	(1,908)
Total finance lease liability	$26,561

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2022	December 31, 2023
Finance lease liabilities – current	$-	$2,684
Finance lease liabilities – non-current	-	23,877
Total	$-	$26,561

Sales-type Lease, Net Investment in Lease [Table Text Block]
The balance of the Net investment in sales-type lease reflected in the accompanying balance sheet is analyzed as follows:
December 31, 2023
Lease receivable	$41,901
Unguaranteed residual value	201
Net investment in sales-type lease vessels	$42,102

Net investment in sales-type lease vessels, current	(22,620)
Net investment in sales-type lease vessels, non-current	$19,482

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
12-month period ending December 31,	Amount
2024	$65,811
2025	24,541
2026	6,038
2027	4,193
2028	3,154
Total undiscounted cash flows	$103,737
Present value of lease payments*	$41,901

*The difference between the present value of the lease payments and the net investment in the lease balance in the balance sheet is due to the vessels unguaranteed residual value, which is included in the net investment in the lease balance but is not included in the future lease payments.